Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 57,499,720	$ 3,455,756	$ 4,158,501
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	38,640,733	2,364,331
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	0	223,995
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 18,858,987	$ 867,430